UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – Attached hereto.

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ICA File Number: 811-21972
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Credit Allocation Income Trust

=================== BlackRock Credit Allocation Income Trust ===================

MIDLAND COGENERATION VENTURE LP

Ticker:                      Security ID:  59748TAB5
Meeting Date: JAN 05, 2017   Meeting Type: Written Consent
Record Date:  DEC 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approval of Amendments to Certain       None      Did Not Vote Management
      Provisions of the Indenture

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NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 17, 2017   Meeting Type: Annual
Record Date:  APR 03, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Credit Allocation Income Trust

Date:	August 25, 2017